COMMITMENTS AND CONTINGENCIES - (Details)		3 Months Ended
	Jan. 22, 2021 USD ($)	Mar. 31, 2021 USD ($) tranche $ / shares shares
Business Acquisition [Line Items]
Number of equal tranches | tranche		3
Wheels Up [Member]
Business Acquisition [Line Items]
Aggregate merger consideration | $		$ 1,885,000,000
Price per share		$ 10.00
Transaction fee | $	$ 10,000,000
Merger Agreement | PIPE Investors
Business Acquisition [Line Items]
Aggregate purchase price of shares issued | $		$ 550,000,000
Merger Agreement | Tranche One
Business Acquisition [Line Items]
Price per share		$ 12.50
Merger Agreement | Tranche Two
Business Acquisition [Line Items]
Price per share		15.00
Merger Agreement | Tranche Three
Business Acquisition [Line Items]
Price per share		$ 17.50
Merger Agreement | Wheels Up [Member]
Business Acquisition [Line Items]
Right to receive additional shares of common stock | shares		9,000,000
Subscription Agreement [Member] | PIPE Investors
Business Acquisition [Line Items]
Number of shares issued | shares		55,000,000